Note 7 - Acquisition-related Items	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
7.	Acquisition-related items

	Year ended December 31,
	2022	2021
Transaction costs	$23,275	$13,030
Contingent consideration fair value adjustments (note 25)	3,700	42,686
Contingent consideration compensation expense	50,169	5,292
	$77,144	$61,008

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding four years. $41,765 of the $50,169 of contingent consideration compensation expense recognized during the year ended December 31, 2022 was associated with 2022 acquisitions.